Note 28 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Current assets	$ 52,933	$ 44,586
Non-current assets	157,944	133,334
Current liabilities	(17,688)	(9,964)
Non-current liabilities	(12,633)	(9,913)
Carrying amount of NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	19,260	16,524
Revenue	121,329	100,002	$ 75,826
Profit after tax	23,142	25,257	50,401
Total comprehensive income of Blanket Mine (100%)	22,611	25,084	48,341
Profit allocated to NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	4,737	4,477	8,383
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets	33,634	24,864	21,386
Non-current assets	154,003	133,908	115,610
Current liabilities	(17,261)	(7,339)	(8,630)
Non-current liabilities	(11,535)	(8,065)	(9,085)
Net assets of Blanket Mine (100%)	158,841	143,368	119,281
Carrying amount of NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	19,260	16,524	16,302
Revenue	121,329	100,002	75,826
Profit after tax	35,911	33,361	51,746
Total comprehensive income of Blanket Mine (100%)	35,911	33,361	51,746
Profit allocated to NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	4,737	4,477	8,383
Dividend allocated to NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	$ (2,001)	$ (655)	$ (426)